Leases - Statement of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge of Right of use assets	$ (3,287)	$ (6,428)	$ (8,650)
Unwinding of long-term liabilities (included in Financial results)	(2,759)	(2,928)	(3,168)
Expenses related to short-term leases (included in Production and operating cost and Administrative expenses)		(730)	(838)
Expenses related to low-value leases (include in Administrative expenses)	(992)	(907)	(775)
Production, facilities and machinery
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge of Right of use assets	(2,670)	(5,156)	(7,858)
Buildings and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge of Right of use assets	$ (617)	$ (1,272)	$ (792)